Note 8 - Property and equipment, net	12 Months Ended
Dec. 31, 2024
Notes
Note 8 - Property and equipment, net

Note 8 – Property and equipment, net

Property and equipment, net consist of the following:

	As of December 31, 2024	As of December 31, 2023

Buildings	$6,328,381	$6,552,833
Office equipment	847,955	646,830
Operation equipment	1,605,896	1,522,831
Subtotal	8,782,232	8,722,494
Less: accumulated depreciation	(2,609,056)	(2,396,125)
Total	$6,173,176	$6,326,369

Depreciation expense for the years ended December 31, 2024, 2023 and 2022 amounted to $365,366, $248,146 and $174,440, respectively.